Document and Entity Information	Nov. 04, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	CF Industries Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32597
Entity Tax Identification Number	20-2697511
Entity Address, Address Line One	2375 Waterview Drive
Entity Address, City or Town	Northbrook,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60062
City Area Code	847
Local Phone Number	405-2400
Entity Shell Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	CF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001324404
Amendment Flag	false